Annual Total Returns (Vanguard Information Technology Index Fund - ETF Shares ETF) (Vanguard Information Technology Index Fund, Vanguard Information Technology Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Annual Total Return
2013	30.91%
2012	14.05%
2011	0.52%
2010	12.74%
2009	61.74%
2008	(42.83%)
2007	15.00%
2006	8.95%
2005	2.89%